CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Total Mynd.ai Shareholders' Deficit	Common Stock	APIC	AOCI	Accumulated Deficit	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2020			426,422,220
Beginning balance at Dec. 31, 2020	$ 33,206	$ 33,206	$ 426	$ 361,621	$ 8,668	$ (337,509)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)	(1,102)	(1,102)				(1,102)
Foreign currency translation	(755)	(755)			(755)
Contributions from Controlling Shareholder	85,888	85,888		85,888
Ending balance (in shares) at Dec. 31, 2021			426,422,220
Ending balance at Dec. 31, 2021	117,237	117,237	$ 426	447,509	7,913	(338,611)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)	22,585	22,585				22,585
Foreign currency translation	(3,367)	(3,367)			(3,367)
Contributions from Controlling Shareholder	$ 556	556		556
Ending balance (in shares) at Dec. 31, 2022	426,422,220		426,422,220
Ending balance at Dec. 31, 2022	$ 137,011	137,011	$ 426	448,065	4,546	(316,026)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)	(37,831)	(37,864)				(37,864)	33
Foreign currency translation	(1,033)	(1,033)			(1,033)
Contributions from Controlling Shareholder	2,707	2,707		2,707
Acquisition of business (in shares)			30,055,603
Acquisition of business	$ 24,704	22,848	$ 30	22,818			1,856
Ending balance (in shares) at Dec. 31, 2023	456,477,820		456,477,823
Ending balance at Dec. 31, 2023	$ 125,558	$ 123,669	$ 456	$ 473,590	$ 3,513	$ (353,890)	$ 1,889